Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Cash flows from operating activities:
Net income	$ 86,114,280	¥ 597,891,461	¥ 526,301,347	¥ 463,885,911
Adjustments to reconcile net income to net cash provided by operating activities:
Loss from disposal of property and equipment	683,625	4,746,406	211,270	169,166
Depreciation and amortization	8,831,965	61,320,332	34,417,668	22,398,968
Share-based compensation	11,403,042	79,171,317	67,672,488	32,691,687
Income from equity in affiliates	(3,218,046)	(22,342,896)	(21,352,767)	(13,583,865)
Provision for loan losses	(26,472)	(183,795)	167,702	227,300
Income from amortization of discount on held-to-maturity investments	17,004	118,058		(877,825)
Changes in operating assets and liabilities:
Accounts receivable	(11,779,508)	(81,785,128)	(54,277,414)
Amounts due from related parties	(13,554,408)	(94,108,258)	(86,362,877)	(93,845,185)
Other current assets	(1,964,169)	(13,637,228)	(16,631,435)	(30,082,367)
Other non-current assets	(1,766,285)	(12,263,319)	(3,411,463)	(5,072,761)
Accrued payroll and welfare expenses	11,911,325	82,700,331	174,226,234	141,907,574
Income taxes payable	(5,543,568)	(38,488,994)	6,204,254	39,951,591
Deferred revenues	3,575,778	24,826,627	(29,284,206)	3,690,121
Other current liabilities	(3,634,616)	(25,235,138)	167,615,661	79,151,660
Other non-current liabilities	(157,192)	(1,091,381)	46,826,675	9,278,672
Amounts due to related parties	1,767,527	12,271,940
Uncertain tax position liabilities	(9,685)	(67,246)	(11,060,449)	1,136,675
Deferred tax assets and liabilities	(1,809,843)	(12,565,739)	(7,770,022)	(22,095,408)
Acquisitions and sales of financial products through internet financial service business	17,999,464	124,970,281	(118,360,318)	(22,511,765)
Net cash provided by (used in) operating activities	98,840,218	686,247,631	675,132,348	589,637,901
Cash flows from investing activities:
Purchases of property and equipment	(14,600,231)	(101,369,405)	(136,290,010)	(59,462,184)
Purchase of held-to-maturity investments	(82,699,121)	(574,180,000)	(25,240,000)	(39,000,003)
Proceeds from redemption of held-to-maturity investments	65,510,586	454,840,000	46,400,000	121,999,998
Purchases of trading securities investments			(95,000,000)	(218,287,169)
Proceeds on trading securities investments			95,000,000	306,142,599
Purchases of available-for-sale investments	(97,770,054)	(678,817,482)	(3,670,107,653)	(111,876,970)
Proceeds from sale or redemption of available-for-sale investments	130,869,617	908,627,753	3,346,540,000	45,487,686
Purchase of long-term investments	(13,132,421)	(91,178,400)	(222,368,846)	(53,805,229)
Proceeds from sale of long-term investments			32,440,000	29,915,000
Increase in investment in affiliates	(27,709,518)	(192,387,183)	(94,422,851)	(121,486,049)
Capital return from investment in affiliates			11,851,553	2,083,982
Purchase of factoring receivables	(667,320,936)	(4,633,209,259)
Proceeds on factoring receivables	593,691,539	4,122,000,357
Net cash used in investing activities	(127,292,943)	(883,794,899)	(759,462,206)	(93,518,339)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares upon exercise of stock options	653,786	4,539,237	4,351,330	4,062,622
Contribution from non-controlling shareholders of subsidiaries	24,009,506	166,698,000	38,782,356	8,000,000
Increase in Mezzanine Equity - Redeemable non-controlling Interest of a Subsidiary	48,394,066	336,000,000
Return of non-controlling interests of subsidiaries			(4,000,000)
Transfer of factoring receivables recorded as secured borrowing	619,935,145	4,304,209,715
Repayment of transferred factoring receivables recorded as secured borrowing	(547,920,166)	(3,804,209,715)
Dividend distribution				(1,614,489)
Payment for repurchase of ordinary shares	(1,815,088)	(12,602,156)	(44,586,036)
Proceeds from short-term bank loan				50,000,000
Repayment of short-term bank loan			(50,000,000)
Proceeds from convertible notes			518,224,000
Net cash (used in) provided by financing activities	143,257,249	994,635,081	462,771,650	60,448,133
Effect of exchange rate changes	7,561,296	52,498,078	4,276,967	6,426,044
Net increases in cash and cash equivalents	122,365,820	849,585,891	382,718,759	562,993,739
Cash and cash equivalents-beginning of the period	307,204,908	2,132,923,674	1,750,204,915	1,187,211,176
Cash and cash equivalents-end of the period	429,570,728	2,982,509,565	2,132,923,674	1,750,204,915
Supplemental disclosure of cash flow information:
Cash paid for income taxes	27,962,327	205,052,252	130,494,511	133,436,838
Cash paid for interest expenses	2,647,286	18,380,107	9,068,920	2,875,000
Supplemental disclosure of non-cash investing and financing activities:
Purchase of property and equipment in accounts payable	1,614,418	11,208,902	13,391,314	3,531,311
Related Parties
Cash flows from investing activities:
Loans disbursement	(15,338,473)	(106,495,016)	(4,000,000)	(45,000,000)
Principal collection of loans originated from third parties			45,000,000
Third Parties
Cash flows from investing activities:
Loans disbursement	(244,598,913)	(1,698,250,250)	(960,113,463)	(1,117,206,667)
Principal collection of loans originated from third parties	$ 245,804,982	¥ 1,706,623,986	¥ 870,849,064	¥ 1,166,976,667